Employee share schemes (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Number of Shares and ADS Issuable

Number of shares and ADS issuable	Shares Number (000)	Weighted fair value	ADS Number (000)	Weighted fair value
At 1 January 2018	33,925		17,392
Awards granted	12,751	£13.74	6,503	$35.28
Awards exercised	(11,089)		(5,583)
Awards cancelled	(1,519)		(925)

At 31 December 2018	34,068		17,387
Awards granted	12,814	£15.85	7,008	$37.90
Awards exercised	(11,709)		(6,079)
Awards cancelled	(1,704)		(976)

At 31 December 2019	33,469		17,340
Awards granted	13,223	£13.60	7,411	$34.42
Awards exercised	(11,402)		(5,746)
Awards cancelled	(1,418)		(1,015)

At 31 December 2020	33,872		17,990

Summary of Valuation Model Used to Valuing Saving - Related Option to Arrive at the Share Based Payment Charge	The assumptions used in the model are as follows:

Summary of Option Outstanding

	Share option		Share option		Savings-related
Options outstanding	schemes – shares		schemes – ADS		share option schemes
		Weighted		Weighted		Weighted
	Number	exercise	Number	exercise	Number	exercise
	000	price	000	price	000	price
At 31 December 2020	—	n/a	—	n/a	7,332	£11.32

Range of exercise prices on options outstanding at year end		n/a		n/a	£10.34	£14.15

Weighted average market price on exercise during year		£16.52		$42.41		£16.29

Weighted average remaining contractual life		n/a		n/a		2.1 years

Summary of Shares Held for Share Award Schemes

Shares held for share award schemes	2020	2019
Number of shares (000)	48,835	36,225

	£m	£m
Nominal value	12	9
Carrying value	194	134
Market value	655	645

Shares held for share option schemes	2020	2019
Number of shares (000)	139	139

	£m	£m
Nominal value	—	—
Carrying value	1	1
Market value	2	2